Real Property Interests	12 Months Ended
Dec. 31, 2014
Real Property Interests
Real Property Interests

4. Real Property Interests

The following summarizes the Partnership’s real property interests:

	December 31,
	2014*	2013*
Land	$5,924,294	$2,599,745
Real property interests – perpetual	56,831,204	54,343,309
Real property interests – non-perpetual	174,730,150	156,366,055
Total land and real property interests	237,485,648	213,309,109
Accumulated amortization	(7,135,676)	(3,347,829)
Land and net real property interests	$230,349,972	$209,961,280

*Prior-period financial information has been retroactively adjusted for Acquisitions under common control. See Notes 1 and 3 for additional information.

The Partnership completed the acquisitions as described in Notes 1 and 3. The Partnership paid total consideration of $169.7 million. The acquisitions are deemed to be transactions between entities under common control, which requires the assets and liabilities to be transferred at the historical cost of the parent of the entities, with prior periods retroactively adjusted to furnish comparative information. The differences totaling $44.1 million between the total consideration of $169.7 million and the historical cost basis of $125.6 million were allocated to the General Partner.

The following table summarizes the preliminary allocations for the September 2015 acquisition and final allocations for the remaining acquisitions of estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

		Investments in real	In-place lease	Above-market	Below-market	Total purchase
Year	Land	property interests	intangibles	lease intangibles	lease intangibles	price
2014(1)	$—	$5,482,055	$152,067	$—	$(249,612)	$5,384,510
2013(1)	1,301,916	29,419,297	1,033,601	48,845	(1,497,400)	30,306,259

Acquired Assets 2014(2)	2,007,926	16,380,384	515,704	597,279	(990,423)	18,510,870
Acquired Assets 2013(2)	704,628	29,821,685	884,413	168,033	(1,158,965)	30,419,794
(1)	Acquisitions as included within the Contributing Landmark Funds.
(2)	Represents prior-period financial information retroactively adjusted for Acquisitions made under common control. See Notes 1 and 3 for additional information.

The following unaudited pro forma consolidated results of operations assume that the Acquisitions were completed as of January 1, 2013. These unaudited pro forma results have been prepared for comparative purposes only.

	Year Ended December 31,
	2014	2013
Revenue	$24,303,035	$22,415,059
Net income	4,190,737	7,701,418
Net income per limited partner unit:
Common units – basic and diluted	$0.12	n/a
Subordinated units – basic and diluted	0.12	n/a

Future estimated aggregate amortization of real property interests for each of the five succeeding fiscal years and thereafter as of December 31, 2014, are as follows:

2015	$4,002,555
2016	4,002,555
2017	4,002,555
2018	3,999,962
2019	3,997,769
Thereafter	147,589,078
Total	$167,594,474

The weighted average remaining amortization period for non‑perpetual real property interests is 50 and 51 years at December 31, 2014 and 2013, respectively.